INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 3 - INTANGIBLE ASSETS

The Company’s intangible assets comprise of intellectual property revolving around their field tests, sensor integrations, and board designs. Intangible assets, net of amortization at September 30, 2021 and December 31, 2020 amounted to $310,562 and $347,856, respectively.

	September 30, 2021	December 31, 2020
Intangible Assets	$495,000	$495,000
Accumulated amortization	(184,438)	(147,144)
Intangible Assets, net	$310,562	$347,856

At September 30, 2021 and December 31, 2020, respectively, the Company determined that none of its intangible assets were impaired. Amortizable intangible assets are amortized using the straight-line method over their estimated useful lives of ten years. Amortization expense of finite-lived intangibles was $12,477 and $12,477 for the three months ended September 30, 2021 and 2020, and $37,295 and $37,159 for the nine months ended September 30, 2021 and 2020, respectively.

The following table summarizes the Company’s estimated future amortization expense of intangible assets with finite lives as of December 31:

Amortization expense
2021	$12,477
2022	49,500
2023	49,500
2024	49,500
2025	49,500
Thereafter	100,085
Total	$310,562